Contractual Obligations and Commitments - Summary of Other Contractual Obligations and Commitments (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of contractual obligations [line items]
Borrowings	$ 1,969,282	$ 0
Revolving Facility [Member]
Disclosure of contractual obligations [line items]
Borrowings	472,000
Term Loan [Member]
Disclosure of contractual obligations [line items]
Borrowings	1,497,282
2027 - 2028 [member] | Copper World [member]
Disclosure of contractual obligations [line items]
Contingent transaction costs	$ 1,000